UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005 Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one):[ x ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Bloomington, IN    November 2, 2005

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		82

Form 13F Information Table Value Total:		$107,272


List of Other Included Managers:

NONE


                           TITLE OF              VALUE          SHARES/  SH/   INVS
NAME OF ISSUER             CLASS         CUSIP   (x$1000)       PRN AMT  PRN   DSCR
------------------------------------------------------------------------------------------
3M Company                 COM         88579Y101       1944       26500   SH   SOLE
Abbott Laboratories        COM         002824100       1119       26400   SH   SOLE
Accenture                  COM         G1150G111       1449       56900   SH   SOLE
American Int'l Group, Inc  COM         026874107       2063       33300   SH   SOLE
American Movil S A DE CV   ADR         02364W105        229        8700   SH   SOLE
Amgen Incorporated         COM         031162100        717        9000   SH   SOLE
Apache Corp                COM         037411105        888       11800   SH   SOLE
Bank of America            COM         060505104       2023       48058   SH   SOLE
Barr Pharmuceuticals, Inc  COM         068306109        857       15603   SH   SOLE
Baxter International Pfd   COM         007181340       1083       19000   SH   SOLE
BB&T Corporation           COM         054937107        545       13946   SH   SOLE
Berkshire Hathaway Cl A    COM         084670108        246           3   SH   SOLE
Berkshire Hathaway Cl B    COM         084670207        967         354   SH   SOLE
BP Amoco PLD ADR           ADR         055622104       7363      103920   SH   SOLE
Bunge Limited              COM         G16962105        389        7400   SH   SOLE
Burlington Northern Sante  COM         12189T104        401        6700   SH   SOLE
Caterpillar                COM         149123101       1222       20800   SH   SOLE
Chevrontexaco Corp         COM         166764100        532        8222   SH   SOLE
Cisco Systems Inc.         COM         17275R102       1130       63050   SH   SOLE
Citigroup                  COM         172967101       1936       42533   SH   SOLE
Colgate-Palmolive          COM         194162103       1186       22466   SH   SOLE
Comcast Corp CL A          COM         20030N200       1053       36600   SH   SOLE
Conocophillips Com         COM         20825C104       2859       40900   SH   SOLE
Consol Energy Inc          COM         20854P109       1975       25900   SH   SOLE
Copano Energy Llc          COM         217202100        215        5400   SH   SOLE
Danaher Corporation        COM         235851102        431        8000   SH   SOLE
Diageo PLC ADR             ADR         386090302       1309       22570   SH   SOLE
Duke Realty Investments    COM         264411505        407       12000   SH   SOLE
Ebay, Inc.                 COM         278642103       1726       41900   SH   SOLE
Eli Lilly & Co.            COM         532457108       1868       34895   SH   SOLE
Embraer Empresa Br Adr     ADR         29081M102        676       17500   SH   SOLE
Exxon Mobile Corp.         COM         30231G102       2579       40584   SH   SOLE
FedEx Corp                 COM         31428X106       2178       25000   SH   SOLE
First Data Corporation     COM         319963104       1208       30200   SH   SOLE
General Electric           COM         369604103       4407      130902   SH   SOLE
Genuine Parts Co           COM         372460105       2154       50200   SH   SOLE
Gold Banc Corp, Inc.       COM         379907108        596       40000   SH   SOLE
Goldman Sachs Group Inc.   COM         38141G104        450        3700   SH   SOLE
Harrahs Entmt Inc          COM         413619107       1434       22000   SH   SOLE
Henry Schein Inc           COM         806407102        742       17400   SH   SOLE
HSBC Holdings PLC-SPON     ADR         404280406        942       11600   SH   SOLE
Intel Corporation          COM         458140100       1450       58823   SH   SOLE
Intl Business Machines     COM         459200101        850       10598   SH   SOLE
Intuit Inc                 COM         461202103        471       10500   SH   SOLE
J.P. Morgan Chase & Co.    COM         46625H100       1652       48702   SH   SOLE
Johnson & Johnson          COM         478160104       1715       27100   SH   SOLE
Marriott Intl Inc Cl A     COM         571903202       1140       18100   SH   SOLE
MBNA Corp.                 COM         55262L100        352       14300   SH   SOLE
Medtronic Inc              COM         585055106       1824       34025   SH   SOLE
Merrill Lynch              COM         590188108        951       15500   SH   SOLE
Microsoft Corporation      COM         594918104       2676      104007   SH   SOLE
Monsanto                   COM         61166W101       1531       24400   SH   SOLE
Motorola Inc.              COM         620076109        793       36000   SH   SOLE
Old National Bancorp Ind   COM         680033107        379       17862   SH   SOLE
Omnicom Group Inc.         COM         681919106       1037       12400   SH   SOLE
Oracle Corp                COM         68389X105        795       64118   SH   SOLE
Paincare Holdings Inc      COM         69562E104         45       12050   SH   SOLE
PepsiCo Inc.               COM         713448108       2223       39200   SH   SOLE
Petroleo Brasileiro Adrf   ADR         71654V408        522        7300   SH   SOLE
Pfizer Inc.                COM         717081103       2806      112389   SH   SOLE
Praxair, Inc.              COM         74005P104       1989       41500   SH   SOLE
Procter & Gamble           COM         742718109       2208       37134   SH   SOLE
Raytheon Co.               COM         755111507       1506       39600   SH   SOLE
Republic Bancorp Incl KY   COM         760281204        417       19939   SH   SOLE
Roche Hldg Ltd Spon Adrf   ADR         771195104        757       10800   SH   SOLE
Schlumberger Ltd.          COM         806857108       1468       17400   SH   SOLE
Simon Property Group, Inc  COM         828806109        600        8100   SH   SOLE
Starbucks Corporation      COM         855244109        240        4800   SH   SOLE
Stryker Corp               COM         863667101        302        6100   SH   SOLE
Suncor Energy              COM         867229106        466        7700   SH   SOLE
Supreme Industries, Inc.   COM         868607102         94       10000   SH   SOLE
Sysco Corp                 COM         871829107       1508       48085   SH   SOLE
Target Corp.               COM         87612E106        561       10800   SH   SOLE
Texas Instruments          COM         882508104       1017       30000   SH   SOLE
Toyota Motor               COM         892331307       1921       20800   SH   SOLE
Transocean Offshore Inc.   COM         893817106        239        3900   SH   SOLE
United Technologies Corp.  COM         913017109       1099       21200   SH   SOLE
Vodafone Grp Plc ADR       ADR         92857W100       1558       60000   SH   SOLE
Wal Mart Stores            COM         931142103        844       19266   SH   SOLE
Walgreen Company           COM         931422109       3189       73400   SH   SOLE
Washington Mutual Inc.     COM         939322103        679       17300   SH   SOLE
Wyeth                      COM         026609107        534       11533   SH   SOLE
